Capital management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Equity attributable to shareholders of the Company	$ 84,196	$ 88,058
Unsecured, promissory note	$ 3,000
Interest rate	10.00%
Maturity date	February 19, 2020